Insurance (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of the company insurance

Amount Insured

Operational risks	78,795,760
Engineering risks	2,807,050
Guarantee insurance for escrow deposit and traditional guarantee (*)	1,400,000
Civil liability – environmental	400,000
Civil liability– D&O (Directors and Officers)	200,000
Civil liability – construction works	162,540
Civil liability – operations	100,000
Other	178,140
Total	84,043,490

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 409 million in policies with guarantee insurance were issued.